STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

The following tables summarize all stock option and warrant activity of the Company during the three months ended March 31, 2016:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92

Granted	525,000	$0.60 - $0.86	$0.70
Expired	(35,000)	$1.00	$1.00
Forfeited
Exercised

Outstanding, March 31, 2016	19,018,367	$0.60 - $1.69	$0.91

Exercisable, March 31, 2016	18,271,486	$0.60 - $1.69	$0.92

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2015 and 2014:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16
Granted	5,257,600	$0.72 - $1.25	$1.07
Expired	(10,000)	$1.25	$1.25
Forfeited	(125,000)	$0.92 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34
Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—
Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92
Exercisable, December 31, 2015	18,006,488	$0.63 - $1.69	$0.92

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range
Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at March 31, 2016	Contractual Life	Warrants Currently Exercisable

$0.60 - $1.69	18,271,486	4.73 Years	$0.92

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2015	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.69	18,006,488	4.86 Years	$0.92